Finance income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance income
Dividend income	$ 51,438	$ 141,030	$ 1,273
Interest income	46,115	68,404	125,176
Finance income	$ 97,553	$ 209,434	$ 126,449